Focused Multi-Asset Strategy Portfolio (Prospectus Summary): | Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC. (“SunAmerica Series”)

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Multi-Asset Strategy Portfolio

Supplement dated June 1, 2012

to the Portfolio’s prospectus dated February 28, 2012,

as supplemented and amended to date (the “Prospectus”)

The Board of Directors of SunAmerica Series approved amendments to the principal investment techniques of the Focused Multi-Asset Strategy Portfolio (the “Portfolio”) to modify the projected asset allocations for the Portfolio. Accordingly, effective June 1, 2012, the Prospectus is hereby amended as set forth below.

On page 14 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the chart and the sentence immediately preceding the chart is hereby deleted and replaced with the following:

“The following chart reflects the projected asset allocations under normal market conditions for the Portfolio (as invested through the Underlying Funds). In connection with these allocations, the Adviser will generally allocate approximately 10% of the Portfolio among ten different asset classes – i.e., six “domestic equity” asset classes, as further described below, and approximately 10% each in the foreign equity, fixed income, alternative strategies and global strategies asset classes. The asset classes within the “Domestic Equity Securities” category are expected to include allocations among large-cap, multi-cap and small-cap equity funds with various investment styles (i.e., funds that follow a growth, value or blended investment philosophy).”

Domestic Equity Securities	60%
Foreign Equity Securities	10%
Fixed Income Securities	10%
Alternative Strategies	10%
Global Strategies	10%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.